Annual Total Returns [BarChart] - AMG Managers Cadence Mid Cap Fund - Class N	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	26.45%
Annual Return 2011	(1.64%)
Annual Return 2012	8.57%
Annual Return 2013	31.04%
Annual Return 2014	11.53%
Annual Return 2015	(1.22%)
Annual Return 2016	7.07%
Annual Return 2017	25.46%
Annual Return 2018	(10.41%)
Annual Return 2019	25.19%